Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	HESKA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22427
Entity Tax Identification Number	77-0192527
Entity Address, Address Line One	3760 Rocky Mountain Avenue
Entity Address, City or Town	Loveland
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80538
City Area Code	970
Local Phone Number	493-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001038133
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	HSKA
Security Exchange Name	NASDAQ